FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Information about Inputs Into the Fair Value Measurements of the Assets and Liabilities that the Group Makes on a Recurring Basis
		Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2015
Assets:
Short term investments, available for sale	103,602	103,602	-	-

Schedule of Quantitative Information about Level 3 Fair Value Measurements of Property and Equipment, Other Non-current Assets and Intangible Assets
	Fair value	Valuation techniques	Unobservable inputs	Range
Intangible assets as of September	61,579	Relief-from-royalty	Royalty rate	1%-6%
30, 2014		method	Discount rate	17%-22%
			Terminal growth rate	3%
Convertible loan as of May 13,	41,538	Binomial Model	Volatility	57%
2014			Risk free rate	0.89%
			Bond discount rate	16%
Intangible assets as of	61,354	Relief-from-royalty	Royalty rate	1%-7%
September 30, 2015		method	Discount rate	16%-22%
			Terminal growth rate	3%